Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Balances and Transactions with Related Parties
37. BALANCES AND TRANSACTIONS WITH RELATED PARTIES
The information in the tables below details the balances with associates and joint ventures as of December 31, 2024, 2023 and 2022:

	2024
	Other receivables			Trade receivables		Investments in financial assets			Accounts payable		Contract assets
	Non- current	Current		Current		Non-current	Current		Current		Current
Joint Ventures:
YPF EE	-	5		4		-	3		43		-
Profertil	-	-	(2)	14		-	-		17		-
MEGA	-	-		50		-	-		1		16
Refinor	-	-		11		-	-		1		-
Y-GEN Eléctrica S.A.U. (1)	-	-		-		-	-		-		-
OLCLP	-	-	(2)	-	(2)	-	-		3		-
Sustentator	-	-		-	(2)	-	-		-		-
CT Barragán	-	-		-		-	-		-		-
OTA	-	-		-	(2)	-	-		2		-
OTC	-	-		-		-	-		-		-

	-	5		79		-	3		67		16

Associates:
CDS	-	-	(2)	1		-	-		-		-
YPF Gas	-	1		20		-	-		1		-
Oldelval	140	4		-	(2)	-	4		13		-
Termap	-	-		-		-	-		3		-
GPA	-	-		-		-	-		4		-
Oiltanking	19	8		-	(2)	-	-	(2)	4		-
Gas Austral	-	-		-	(2)	-	-		-	(2)	-
VMOS	-	17		-		-	-		-		-

	159	30		21		-	4		25		-

	159	35		100		-	7		92		16

	2023
	Other receivables			Trade receivables		Investments in financial assets			Accounts payable		Contract assets
	Non- current	Current		Current		Non-current		Current	Current		Current
Joint Ventures:
YPF EE	-	5		5		4		-	39		-
Profertil	-	-	(2)	15		-		-	15		-
MEGA	-	-		15		-		-	-	(2)	3
Refinor	-	-		12		-		4	1		-
Y-GEN Eléctrica S.A.U. (1)	-	-		-		-		-	-		-
OLCLP	-	-	(2)	-		-		-	2		-
Sustentator	-	-		-		-		-	-		-
CT Barragán	-	-		-		-		-	-		-
OTA	-	-	(2)	-	(2)	-		-	1		-
OTC	-	-		-		-		-	1		-

	-	5		47		4		4	59		3

Associates:
CDS	-	-	(2)	-	(2)	-		-	-		-
YPF Gas	-	1		6		-		-	1		-
Oldelval	43	-		-	(2)	4		-	10		-
Termap	-	-		-		-		-	2		-
GPA	-	-		-		-		-	1		-
Oiltanking	-	-		-	(2)	-	(2)	-	4		-
Gas Austral	-	-		-	(2)	-		-	-	(2)	-
VMOS	-	-		-		-		-	-		-

	43	1		6		4		-	18		-

	43	6		53		8		4	77		3

	2022
	Other receivables			Trade receivables		Investments in financial assets		Accounts payable		Contract assets
	Non- current	Current		Current		Non-current	Current	Current		Current
Joint Ventures:
YPF EE	-	4		6		-	-	40		-
Profertil	-	-		8		-	-	12		-
MEGA	-	-		43		-	-	1		-
Refinor	-	-		13		-	-	3		-
Y-GEN Eléctrica S.A.U. (1)	-	-		-	(2)	-	-	-		-
OLCLP	-	-	(2)	-		-	-	2		-
Sustentator	-	-		-		-	-	-	(2)	-
CT Barragán	-	-		-		-	-	-		-
OTA	-	-		-		-	-	-	(2)	-
OTC	-	-		-		-	-	-		-

	-	4		70		-	-	58		-

Associates:
CDS	-	-		-	(2)	-	-	-		-
YPF Gas	-	2		9		-	-	3		-
Oldelval	-	18		-	(2)	-	-	10		-
Termap	-	-		-		-	-	3		-
GPA	-	-		-		-	-	2		-
Oiltanking	-	-		-	(2)	-	-	4		-
Gas Austral	-	-		-	(2)	-	-	-	(2)	-
VMOS	-	-		-		-	-	-		-

	-	20		9		-	-	22		-

	-	24		79		-	-	80		-

(1)	Company merged with YPF EE as of January 1, 2023.
(2)	The registered amount is less than 1.

The information in the table below details the transactions with associates and joint ventures as of December 31, 2024, 2023 and 2022:

	2024						2023						2022
	Revenues		Costs and expenses		Net interest income (loss)		Revenues		Costs and expenses		Net interest income (loss)		Revenues		Costs and expenses		Net interest income (loss)
Joint Ventures:
YPF EE	25		110		-	(2)	24		115		1		33		126		-
Profertil	100		121		-	(2)	73		135		-	(2)	76		208		-
MEGA	362		10		-	(2)	256		3		1		242		-	(2)	-	(2)
Refinor	68		11		2		94		22		-	(2)	142		35		-	(2)
Y-GEN Eléctrica S.A.U. (1)	-		-		-		-		-		-		-	(2)	-		-
OLCLP	1		14		-		1		13		-		1		11		-
Sustentator	-	(2)	-	(2)	-		1		-	(2)	-		-		-	(2)	-
CT Barragán	-	(2)	-		-		-	(2)	-		-		-	(2)	-		-
OTA	-	(2)	20		-		-	(2)	8		-		-	(2)	3		-
OTC	-		-	(2)	-		-		3		-		-		-		-

	556		286		2		449		299		2		494		383		-

Associates:
CDS	1		-		-	(2)	-	(2)	-		-		-	(2)	-		-	(2)
YPF Gas	67		3		-	(2)	52		6		1		77		9		-	(2)
Oldelval	1		62		-	(2)	-	(2)	60		-	(2)	1		50		-	(2)
Termap	-		23		-		-		22		-		-		21		-
GPA	-		21		-		-		16		-		-		17		-
Oiltanking	-	(2)	30		-		-	(2)	26		-		-	(2)	28		-
Gas Austral	3		-	(2)	-		3		-	(2)	-	(2)	5		-	(2)	-
VMOS	-		-		-		-		-		-		-		-		-

	72		139		-		55		130		1		83		125		-

	628		425		2		504		429		3		577		508		-

(1)	Company merged with YPF EE as of January 1, 2023.
(2)	The registered amount is less than 1.

Additionally, in the normal course of business, and considering being the main energy group in Argentina, the Group’s clients and suppliers portfolio encompasses both private sector entities as well as national public sector entities. As required by IAS 24 “Related party disclosures”, among the major transactions above mentioned the most important are:

		Balances (17)					Transactions
		Receivables / (Liabilities)					Income / (Costs)
Clients / Suppliers	Ref.	2024		2023		2022	2024		2023		2022
SE	(1) (16)	20		23		72	150		195		192
SE	(2) (16)	6		2		9	6		6		15
SE	(3) (16)	-	(18)	-	(18)	1	-		-		-
SE	(4) (16)	5		4		7	10		7		8
SE	(5) (16)	7		8		38	-		-		-
Secretariat of Transport	(6) (16)	-	(18)	2		8	3		25		51
ARCA	(7) (16)	-		20		38	-		83		52
Secretariat of Industry	(8) (16)	-		-		-	-		-	(18)	2
CAMMESA	(9)	80		59		109	443		374		403
CAMMESA	(10)	(2)		(3)		(4)	(46)		(49)		(26)
ENARSA	(11)	67		25		71	223		141		130
ENARSA	(12)	(68)		(62)		(97)	(63)		(52)		(30)
Aerolíneas Argentinas S.A.	(13)	27		43		89	319		383		416
Aerolíneas Argentinas S.A.	(14)	-	(18)	-		-	-	(18)	(1)		(2)
Agua y Saneamientos Argentinos S.A.	(15)	-		2		10	-		-		-

(1)	Benefits for the Plan GasAr 2020-2024 and Plan GasAr 2023-2028. See Note 36.d.1).
(2)	Benefits for the propane gas supply agreement for undiluted propane gas distribution networks. See Note 36.d.2).
(3)
Benefits for the recognition of the financial cost generated by payment deferral by providers of the distribution service of natural gas and undiluted propane gas through networks. They consist of financial compensations to distributors, sub-distributors,
transporters and producers by recognizing the interest generated by the payment deferral granted to residential users of natural gas and undiluted propane gas through networks of 22% of the invoices issued from July 1, 2019 to October 31, 2019, recovered from regular invoices issued from December 1, 2019 and for 5 monthly, equal and consecutive periods.

(4)	Compensation for the lower income that Natural Gas Distribution Service by Networks licensed companies receive from their users for the benefit of Metrogas. See Note 36.c.3).
(5)	Compensation by Decree No. 1,053/2018. See Note 36.c.1).
(6)
Compensation for providing diesel to public transport of passengers at a differential price. They consist of economic compensations to hydrocarbon producing and refining companies committed to ensuring the supply of diesel in the necessary volumes to meet domestic needs.

(7)	Benefits of the RIAIC. See Note 36.f.3).
(8)
Incentive for domestic manufacturing of capital goods, for the benefit of AESA, through a fiscal bond be computed as a tax credit for the payment of national taxes (i.e., income tax, VAT and domestic taxes) provided that manufacturers have industrial establishments located in Argentina.

(9)	Sales of fuel oil, diesel, natural gas and transportation and distribution service.
(10)	Purchases of electrical energy.
(11)	Sales of natural gas and provision of regasification service of LNG and construction inspection service.
(12)	Purchases of natural gas and crude oil.
(13)	Sales of jet fuel.
(14)	Purchases of miles for YPF Serviclub Program and publicity expenses.
(15)	Sale of assets classified as “Assets held for sale”.
(16)	Income from incentives recognized according to IAS 20. See Note 2.b.12) “Income from Government incentive programs” section.
(17)	Do not include, if applicable, the provision for doubtful trade receivables.
(18)	The registered amount is less than 1.
Additionally, the Group has entered into certain financing and insurance transactions with entities related to the national public sector. Such transactions consist of certain financial transactions that are described in Notes 15, 16 and 22 and transactions with Nación Seguros S.A. related to certain insurance policies contracts.
Also, as of December 31, 2024, the Group holds Bonds of the Argentine Republic 2029, 2030 and 2038, BCRA bonds (BOPREAL), bills and bonds issued by the National Government identified as investments in financial assets (see Note 15).
Likewise, the Company indirectly holds 100% of the capital stock of Compañía de Desarrollo no Convencional S.R.L. (“CDNC”) and Compañía de Hidrocarburo No Convencional S.R.L. (“CHNC”), but under the existing contractual agreements, it does not exercise the power to make the relevant financial and operative decisions, it does not fund its activities, and it is not exposed to any risks or benefits arising from its interest in those companies. Therefore, such interest has not generated any balances or results for the Company.

Considering the rights Chevron might exercise in the future over CHNC to have access to 50% of the exploitation concession of Loma Campana and other supplementary rights, and as guarantee for those rights and other obligations under the Project Investment Agreement (“LC Agreement”) that the Company and Chevron signed on July 16, 2013, a pledge was created in favor of Chevron over the shares of an affiliate of YPF that indirectly holds YPF’s interest in CHNC.
In this context and considering that YPF is the operator of Loma Campana Area, the parties executed a Project Obligations, Indemnities and Guarantee Agreement under which the Company makes certain representations and guarantees in relation to the LC Agreement. This guarantee relating to the operation and management of the Project does not include the project’s performance or the return on investment, both of which are at Chevron’s exclusive risk.
During fiscal years 2024, 2023 and 2022, YPF and CHNC carried out transactions, among others, the purchases of crude oil by YPF for 508, 453 and 442, respectively. These transactions were consummated in accordance with the general and regulatory conditions of the market. The net balance payable to CHNC as of December 31, 2024, 2023 and 2022 amounts to 63, 38 and 46, respectively.
On May 8, 2024, SE Resolution No. 58/2024 was published in the BO, which establishes an exceptional, transitory and unique payment regime for the balance of the WEM’s economic transactions of December 2023, January 2024 and February 2024 corresponding to the WEM’s creditors, and instructs CAMMESA to determine the amounts owed to each of them corresponding to such economic transactions, to be cancelled as follows: (i) the economic transactions of December 2023 and January 2024, through the delivery of government securities denominated “Bonos de la República Argentina en Dólares Estadounidenses Step Up 2038”; and (ii) the economic transactions of February 2024, with the funds available in the bank accounts enabled in CAMMESA for collection purposes and with those funds available from the transfers made by the National Government to the “Fondo Unificado con Destino al Fondo de Estabilización”.
As of December 31, 2024, as mentioned above, the Group has recognized a charge for doubtful sales receivables of 40 in the “Selling expenses” line item in the statement of comprehensive income (see Note 2.b.7) “Impairment of financial assets” section), and in relation to our joint ventures YPF EE and CT Barragán a charge for such concept of 26 and 8, respectively, in the “Income from equity interests in associates and joint ventures“ line item in the statement of comprehensive income.
The table below discloses the accrued compensation for the YPF’s key management personnel, including members of the Board of Directors and first-line executives, managers with executive functions appointed by the Board of Directors, for the years ended December 31, 2024, 2023 and 2022:

	2024	2023		2022
Short-term benefits (1)	28	10		13
Share-based benefits	30	1		1
Post-retirement benefits	1	-	(2)	1
Termination benefits	-	3		6

	59	14		21

(1)	Does not include social security contributions of 6, 2 and 3 for the years ended December 31, 2024, 2023 and 2022, respectively.
(2)	The registered amount is less than 1.
In relation to the compensation accrued corresponding to the key personnel of YPF’s administration and considering the unification of the positions of President and CEO, approved by the Shareholder Meeting of January 26, 2024, the Company reorganized the structure and positions dependent on the President and CEO, restructuring the Executive Committee’s Vice Presidencies (“VPs”) into 14, including the re-categorization
of 3 Executive Managers Departments as VPs and removing 11 advisors.

In addition, the Company performed an external benchmark analysis of the Board of Directors’ fees and compensation of first-line executives. The conclusions were presented to the Compensation and Nomination Committee and, as a result, the components of the total compensation package were aligned with YPF’s strategic plan and market standards for local and international listed companies of similar magnitude.
As detailed in Note 38, a “Value Generation Plan” applicable to eligible members of YPF’s Management and a variable compensation based on results (“CVR”) which applies to 100% of the Company’s employees, with the exception of the President and CEO and commercial agents, were implemented.